Fair Value Measurements - Schedule of Investments Excluding Master Trust (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 145,491,699	$ 130,639,630
Total investments	29,625,703	29,163,338
EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,722,095,678	1,518,575,810
Total investments	282,008,750	273,390,578
Investment, payable from master trust		1,227,294
Total | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	448,512	417,504
Total investments	29,436,155	29,081,111
Total | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,172,325	3,223,546
Total investments	279,863,679	272,498,902
Total | Common stock | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,638,503	11,463,952
Total | Common stock | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	120,393,665	124,314,999
Total | Mutual funds | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	448,512	417,504
Total investments	11,230,387	11,145,222
Total | Mutual funds | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,172,325	3,223,546
Total investments	127,091,890	120,858,693
Total | Brunswick ESOP Company Stock Fund | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,567,265	6,471,937
Total | Brunswick ESOP Company Stock Fund | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	32,378,124	27,325,210
Level 1 | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	448,512	417,504
Total investments	29,436,155	29,081,111
Level 1 | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,172,325	3,223,546
Total investments	279,863,679	272,498,902
Level 1 | Common stock | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,638,503	11,463,952
Level 1 | Common stock | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	120,393,665	124,314,999
Level 1 | Mutual funds | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	448,512	417,504
Total investments	11,230,387	11,145,222
Level 1 | Mutual funds | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,172,325	3,223,546
Total investments	127,091,890	120,858,693
Level 1 | Brunswick ESOP Company Stock Fund | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,567,265	6,471,937
Level 1 | Brunswick ESOP Company Stock Fund | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	32,378,124	27,325,210
Level 2 | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Total investments	0	0
Level 2 | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Total investments	0	0
Level 2 | Common stock | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Common stock | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual funds | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Total investments	0	0
Level 2 | Mutual funds | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Total investments	0	0
Level 2 | Brunswick ESOP Company Stock Fund | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Brunswick ESOP Company Stock Fund | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Total investments	0	0
Level 3 | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Total investments	0	0
Level 3 | Common stock | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Common stock | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Total investments	0	0
Level 3 | Mutual funds | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Total investments	0	0
Level 3 | Brunswick ESOP Company Stock Fund | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Brunswick ESOP Company Stock Fund | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
NAV | EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	145,043,187	130,222,126
Total investments	189,548	82,227
NAV | EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,719,923,353	1,515,352,264
Total investments	$ 2,145,071	$ 891,676